Redeemable Convertible Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Redeemable Convertible Preferred Stock [Abstract]
Schedule of Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock as of March 31, 2026 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	98,058,282	161,904	137,282
		157,039,424	149,616,222	$197,867	$173,245

Redeemable convertible preferred stock as of December 31, 2025 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	93,624,871	155,236	131,075
		157,039,424	145,182,811	$191,199	$167,038

Redeemable convertible preferred stock as of December 31, 2025 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	105,481,484	93,624,871	155,236	131,075
		157,039,424	145,182,811	$191,199	$167,038

Redeemable convertible preferred stock as of December 31, 2024 is comprised of the following:

Series	Original issue price	Shares authorized	Issued and outstanding	Carrying value	Liquidation preference
	(Per share)
A	$0.05	12,285,713	12,285,713	$645	$645
B	0.21	7,500,000	7,500,000	1,575	1,575
C	0.85	5,000,000	5,000,000	4,250	4,250
D	1.00	4,100,799	4,100,799	4,101	4,101
E	1.12	22,671,428	22,671,428	25,392	25,392
F	1.40	87,142,870	49,050,528	68,671	68,671
		138,700,810	100,608,468	$104,634	$104,634